RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Related Party Transactions With Oniva
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Salaries and benefits	$232	$187	$452	$378
Office and miscellaneous	109	77	206	182
	$341	$264	$658	$560

Schedule Of Related Party Transactions And Balances
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Salaries, benefits, and consulting fees	$299	$265	$738	$500
Share-based payments	667	415	824	903
	$966	$680	$1,562	$1,403

Schedule Of Due To Related Parties
	June 30, 2022	December 31, 2021
Oniva International Services Corp.	$105	$107
Silver Wolf Exploration Ltd.	(26)	-
Directors	46	56
	$125	$163